Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Goodwill

The change in the carrying amount of goodwill by reportable segment was as follows:

	Electronic Components	Mechanical Components	Total
Balance as of December 31, 2025	$1,307,611	$1,437,740	$2,745,351
Additions	43,231	18,223	61,454
Foreign currency translation	(895)	(6,802)	(7,697)
Balance as of June 30, 2026	$1,349,947	$1,449,161	$2,799,108

The change in the carrying amount of goodwill by reportable segment were as follows:

	Electronic Components	Mechanical Components	Total
Beginning balance as of January 1, 2024	$444,758	$387,284	$832,042
Additions	863,094	945,890	1,808,984
Foreign currency translation	(1,905)	(9,938)	(11,843)
Ending balance as of December 31, 2024	$1,305,947	$1,323,236	$2,629,183
Additions	—	86,519	86,519
Foreign currency translation	1,664	27,985	29,649
Ending balance as of December 31, 2025	$1,307,611	$1,437,740	$2,745,351

Intangible Assets

Intangible assets consisted of the following:

	June 30, 2026
	Weighted- Average Remaining Useful Lives (in years)	Gross Amount	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Customer lists / relationships	20	$2,173,784	$(323,433)	$1,850,351
Patents and technology	15	413,181	(54,806)	358,375
Trademarks / trade names	13	257,236	(54,561)	202,675
Total amortized intangible assets		2,844,201	(432,800)	2,411,401
Indefinite-lived intangible assets:
Trademarks / trade names		36,800	—	36,800
Total intangible assets		$2,881,001	$(432,800)	$2,448,201

	December 31, 2025
	Gross Amount	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Customer lists / relationships	$2,107,860	$(273,349)	$1,834,511
Patents and technology	395,546	(42,416)	353,130
Trademarks / trade names	250,873	(45,435)	205,438
Total amortized intangible assets	2,754,279	(361,200)	2,393,079
Indefinite-lived intangible assets:
Trademarks / trade names	36,800	—	36,800
Total intangible assets	$2,791,079	$(361,200)	$2,429,879

Intangible assets consisted of the following:

	December 31, 2025
	Weighted- Average Remaining Useful Lives (in years)	Gross Amount	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Customer lists / relationships	20	$2,107,860	$(273,349)	$1,834,511
Patents and technology	16	395,546	(42,416)	353,130
Trademarks / trade names	14	250,873	(45,435)	205,438
Total amortized intangible assets		2,754,279	(361,200)	2,393,079
Indefinite-lived intangible assets:
Trademarks / trade names		36,800	—	36,800
Total intangible assets		$2,791,079	$(361,200)	$2,429,879

	December 31, 2024
	Gross Amount	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Customer lists / relationships	$2,036,285	$(176,093)	$1,860,192
Patents and technology	355,241	(19,559)	335,682
Trademarks / trade names	245,018	(28,271)	216,747
Total amortized intangible assets	2,636,544	(223,923)	2,412,621
Indefinite-lived intangible assets:
Developed technology	25,000	—	25,000
Trademarks / trade names	36,800	—	36,800
Total intangible assets	$2,698,344	$(223,923)	$2,474,421

Estimated Amortization Expense for Amortized Intangible Assets

As of June 30, 2026, estimated amortization expense for amortized intangible assets for the next five years and thereafter was as follows:

Years Ending December 31:	Amount
Remaining portion of 2026	$74,301
2027	148,102
2028	148,002
2029	147,891
2030	146,558
Thereafter	1,746,547
Total expected future amortization expense	$2,411,401

As of December 31, 2025, estimated amortization expense for amortized intangible assets for the next five years and thereafter was as follows:

Years Ending December 31:	Amount
2026	$142,040
2027	142,002
2028	141,902
2029	141,789
2030	140,446
Thereafter	1,684,900
Total expected future amortization expense	$2,393,079